CONCENTRATION OF RISK (Details 2) In Thousands, unless otherwise specified	12 Months Ended															12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Revenues Customer risk Customer A CNY	Dec. 31, 2012 Revenues Customer risk Customer A CNY	Dec. 31, 2014 Revenues Customer risk Customer B USD ($)	Dec. 31, 2014 Revenues Customer risk Customer B CNY	Dec. 31, 2013 Revenues Customer risk Customer B CNY	Dec. 31, 2014 Revenues Customer risk Maximum Customer A	Dec. 31, 2012 Revenues Customer risk Maximum Customer B	Dec. 31, 2014 Accounts receivables Customer risk Customer A USD ($)	Dec. 31, 2014 Accounts receivables Customer risk Customer A CNY	Dec. 31, 2013 Accounts receivables Customer risk Customer A CNY	Dec. 31, 2013 Accounts receivables Customer risk Customer C CNY	Dec. 31, 2014 Accounts receivables Customer risk Maximum Customer C
CONCENTRATION OF RISK
Total revenues	$ 223,104	1,384,273	1,103,243	813,732	112,292	82,663	$ 26,986	167,437	160,582
Accounts receivable	$ 51,493	319,494	306,237									$ 6,119	37,965	44,987	32,571
Concentration risk (as a percent)										10.00%	10.00%					10.00%
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of appreciation (depreciation) of the RMB against US$	(2.50%)	(2.50%)	2.80%	1.00%